Long-Term Investments (Details) - CNY (¥) ¥ in Thousands					6 Months Ended	12 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Mar. 31, 2021	Jun. 30, 2024	Dec. 31, 2023
Long-Term Investments [Line Items]
Equity interest amount	¥ 18,681	¥ 17,647	¥ 11,802
Gain of nonmonetary transaction		¥ 1,353	¥ 909
Impairment losses
Equity securities					15,910
Fair values investments					¥ 2,400
Series of Individually Immaterial Business Acquisitions [Member]
Long-Term Investments [Line Items]
Equity interests				10.00%
Youmei [Member]
Long-Term Investments [Line Items]
Percentage of equity interest		25.53%
Rongzemingzhi [Member]
Long-Term Investments [Line Items]
Percentage of equity interest			29.51%
Renjunxing [Member]
Long-Term Investments [Line Items]
Percentage of equity interest	0.8974%
Prepaid rental expense receivables	¥ 18,681
Green fire [Member]
Long-Term Investments [Line Items]
Group invested				¥ 13,821
Equity interest rate				10.00%